ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

November 21, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of the Ultimus Managers Trust (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 4 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.

The Amendment is being filed for the purpose of adding one new series to the Trust – Lyrical U.S. Value Equity Fund.

If you have any questions, please do not hesitate to contact me at: (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary of the Trust

Distributed by Ultimus Fund Distributors, LLC    P.O. Box 46707    Cincinnati, Ohio 45246    888-884-8099